SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments Held in Trust Account (Details) - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment maturity term	185 days	185 days
Maximum percentage of interest earned on the Trust Account	5.00%	5.00%
Available amount for withdrawal from Trust Account	$ 140,482	$ 140,482
Withdrawal of funds from Trust Account	$ 0	$ 0